Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue

Note 7. Revenue

The Group recognizes its revenues from the transfer of goods and services to the fulfillment of its performance obligations. The Group’s annual revenue includes $5,833 (December 31, 2023: $5,913, December 31, 2022: $7,098) recognized from intellectual property licensing and dossier generation.

Products

The Group primarily engages in developing, producing and marketing pharmaceutical solutions. It is considered an integrated international healthcare and pharmaceutical company across the three core therapeutical areas: hospitals/clinics, pharmacies (prescription) and over-the-counter (non-prescription).

The Group’s main products for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 are:

a.	Business to Business

Nextgel

i.	Softgel: Integrated CMDO, soft gelatin capsules, softgels, gummy-gels and GTabs.

b.	Business to Consumer

Procaps Colombia, CAN and CASAND

a.	VitalCare: Branded drugs, consumer over-the-counter and generics.

i.	Clinical Specialties: High-complexity drugs and medical devices.

ii.	Farma: Branded prescription drugs.

Diabetrics

i.	Diabetrics: Diabetes solutions and chronic disease management tool.

Disaggregation of revenue from contracts with customers

Revenue from contracts with customers is disaggregated by primary geographical market and major products (refer to Note 8. Segment reporting) and by timing of revenue recognition in the table below.

	Reportable segments
For the year ended December 31, 2024	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Total

Segment revenue	221,707	139,520	58,559	65,906	44,566	530,258
Inter-segment revenue	(98,753)	(334)	(22,854)	(17,262)	(17,260)	(156,463)
Revenue from contracts with customers	122,954	139,186	35,705	48,644	27,306	373,795

Timing of revenue recognition
Goods transferred at a point in time	115,381	139,186	35,705	48,644	27,306	366,222
Services transferred over time	7,002	-	-	-	-	7,002
Other	571	-	-	-	-	571
Total revenue from contracts with customers	122,954	139,186	35,705	48,644	27,306	373,795
	Reportable segments
For the year ended December 31, 2023	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Total

Segment revenue	243,035	148,270	75,663	96,324	40,102	603,394
Inter-segment revenue	(120,061)	(404)	(24,165)	(17,108)	(17,908)	(179,646)
Revenue from contracts with customers	122,974	147,866	51,498	79,216	22,194	423,748

Timing of revenue recognition
Goods transferred at a point in time	117,317	147,866	51,498	79,216	22,194	418,091
Services transferred over time	5,657	-	-	-	-	5,657
Total revenue from contracts with customers	122,974	147,866	51,498	79,216	22,194	423,748

	Reportable segments
For the year ended December 31, 2022	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Total

Segment revenue	253,467	145,275	77,306	80,043	34,466	590,557
Inter-segment revenue	(131,100)	(2,985)	(22,461)	(17,062)	(13,746)	(187,354)
Revenue from contracts with customers	122,367	142,290	54,845	62,981	20,720	403,203

Timing of revenue recognition
Goods transferred at a point in time	116,753	142,290	54,845	62,554	20,720	397,162
Services transferred over time	5,614	-	-	427	-	6,041
Total revenue from contracts with customers	122,367	142,290	54,845	62,981	20,720	403,203

Revenue recognized from goods transferred at a point in time include revenues related to “sales of goods” and “sales of trademarks and sanitary records”. Revenue recognized from services transferred over time mainly include revenues related to “intellectual property licensing” and “dossier generation”.